Risk Management (Details) - Schedule of levels of basic capital and effective net equity - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Schedule of levels of basic capital and effective net equity [Abstract]
Basic capital	$ 3,400,220	$ 3,567,916
Basic capital	5.72%	6.69%
Regulatory capital	$ 5,184,363	$ 5,143,843
Regulatory capital	14.49%	15.37%